Earnings Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss) per unit [Abstract]
Income (loss) from continuing operations allocated to units	$ 438,439	$ (114,288)	$ (295,841)
Income (loss) from continuing operations allocated to unvested restricted units	(4,739)	0	0
Income (loss) from continuing operations available to common unitholders, basic	$ 433,700	$ (114,288)	$ (295,841)
Weighted Average Units Outstanding [Abstract]
Basic income (loss) per unit (in units)	172,004,000	142,535,000	119,307,000
Dilutive effect of unit equivalents (in units)	725,000	0	0
Diluted income (loss) per unit (in units)	172,729,000	142,535,000	119,307,000
Earnings Per Unit Reconciliation [Abstract]
Basic income loss per unit (in dollars per unit)	$ 2.52	$ (0.80)	$ (2.48)
Dilutive effect of unit equivalents (in dollars per unit)	$ (0.01)	$ 0	$ 0
Diluted income (loss) per unit (in dollars per unit)	$ 2.51	$ (0.80)	$ (2.48)
Unit Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)		2,000,000	2,000,000